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                      BRIGHTHOUSE LIFE INSURANCE COMPANY

                        BRIGHTHOUSE SEPARATE ACCOUNT A

                        SUPPLEMENT DATED JUNE 22, 2018
                                      TO
          PROSPECTUS DATED APRIL 30, 2012 (AS ANNUALLY SUPPLEMENTED)
            (INVESTORS CHOICE, CAPITAL STRATEGIST, IMPRINT, STRIVE)

This supplement describes a change to the Annuity Service Office for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts (the "Contracts") issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your contract Prospectus for future reference. If you would like another copy of the Prospectus, write to us at: Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, call us at 833-208-3018 or access the Securities and Exchange Commission's website at http://www.sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

ANNUITY SERVICE OFFICE ADDRESS AND TELEPHONE NUMBER CHANGE

Effective July 2, 2018, the Annuity Service Office address and telephone number will change. Please use the new addresses and telephone numbers listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on August 31, 2018. After this date, requests and elections (including payments) sent to an address other than the one provided below, may be returned or there may be a delay in processing requests of applying payments.

    . Telephone: 833-208-3018 (between the hours of 9:00 a.m. and 7:00 p.m. Eastern Time)

    .   Fax Number: 877-319-2495

    . Correspondence and servicing requests (Fund transfers, address changes or reallocation of future purchase payments):
            o   Brighthouse Life Insurance Company, P.O. Box 7104, Troy,
                MI 48007-7104

    .   Purchase payments:
            o Brighthouse Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247

This change does not affect any of your contractual provisions. All the rights and benefits you have with your Contract remain the same.

                                                                  SUPPADD062018

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE